Other current and non-current non-financial assets - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($) stage	Dec. 31, 2023 USD ($)
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Number of stages of exploration | stage	4
Construction in progress	$ 1,957,128	$ 1,834,041
Exploration and evaluation assets
Disclosure Of Disbursements For Exploration And Evaluation [Line Items]
Construction in progress	$ 14,787	$ 9,062